Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Sociedad Química y Minera de Chile S.A. (“SQM” or the “Company”) is filing this Amendment No. 1 (“Amendment No. 1”) to its Annual Report on Form 20-F for the fiscal year ended December 31, 2022, as filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 26, 2023 (the “Original Form 20-F”), to amend the following items of the Original Form 20-F:
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	CHEMICAL & MINING CO OF CHILE INC
Entity Central Index Key	0000909037
Current Fiscal Year End Date	--12-31
Entity File Number	33-65728
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Trading Symbol	SQM
Entity Shell Company	false
Title of 12(b) Security	Series B common shares, in the form of American Depositary Shares each representing one Series B share
Security Exchange Name	NYSE
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	F3
Entity Address, Address Line One	El Trovador 4285
Entity Address, Address Line Two	6th floor
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Entity Address, Postal Zip Code	755000
Auditor Name	PricewaterhouseCoopers Consultores Auditores y Compañía Limitada
Auditor Firm ID	1364
Auditor Location	Santiago, Chile
Series A Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	142,819,552
Series B Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	142,818,904
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	El Trovador 4285
Entity Address, Address Line Two	6th floor
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Entity Address, Postal Zip Code	755000
City Area Code	56
Local Phone Number	2 2425-2485
Contact Personnel Name	Gerardo Illanes
Contact Personnel Email Address	gerardo.illanes@sqm.com